DWS High Income Fund Annual Fund Operating Expenses - DWS High Income Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.98%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.73%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.67%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.73%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.77%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.29%, 0.33%, 0.21%, 0.29% and 0.31% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.